Supplementary Disclosures Of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Disclosures Of Cash Flow Information [Abstract]
Supplementary Disclosures Of Consolidated Statements Of Cash Flows

(In thousands)	2012	2011	2010
Cash payments for:
Interest (net of amounts capitalized)	$11,972	$2,261	$29
Income taxes	1,892	87	263
Supplemental investing and financing
activities:
Additions to property and equipment
included in accounts payable and
other accrued liabilities	6,621	2,900	2,492
Borrowings under capital leases	380	990	498
Dividends paid through increase in
borrowings from NTELOS Inc.	-	14,145	29,240
Dividend declared not paid	$3,013	$2,980	$-